Notes Payable (Details Narrative) - USD ($)	Jul. 02, 2014	Feb. 18, 2015	Nov. 07, 2014
Amount of cash hold as collateral			$ 500,000
Collateral released from escrow		$ 500,000
JPMorgan Chase Bank [Member]
Line of credit	$ 500,000
Credit facility term	1 year
Line of credit interest rate	Adjusted One Month LIBOR Rate plus 2.50%.
JPMorgan Chase Bank [Member] | LIBOR [Member]
Line of credit interest rate percentage	2.50%